Invesco Bond Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	VK-CE-BOND-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2019
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–91.34%
Aerospace & Defense–0.08%
Moog, Inc. , 5.25%, 12/01/2022(b)	$35,000	$35,438
TransDigm, Inc.,
6.50%, 07/15/2024	12,000	12,001
6.50%, 05/15/2025	35,000	34,869
6.38%, 06/15/2026	46,000	45,367
Triumph Group, Inc. , 7.75%, 08/15/2025	53,000	51,410
		179,085
Agricultural & Farm Machinery–0.31%
John Deere Capital Corp. , 3.45%, 03/07/2029	594,000	620,339
Titan International, Inc. , 6.50%, 11/30/2023	74,000	63,779
		684,118
Agricultural Products–0.44%
Cargill, Inc.,
3.25%, 05/23/2029(b)	499,000	504,312
3.88%, 05/23/2049(b)	471,000	484,821
		989,133
Air Freight & Logistics–0.01%
XPO Logistics, Inc. , 6.50%, 06/15/2022(b)	15,000	15,270
Airlines–4.45%
American Airlines Pass Through Trust,
Series 2016-1, Class AA, 3.58%, 01/15/2028	383,071	395,209
Series 2017-1, Class AA, 3.65%, 02/15/2029	531,000	546,931
Series 2017-1, Class B, 4.95%, 02/15/2025	424,448	441,989
Series 2017-2, Class A, 3.60%, 10/15/2029	601,578	598,217
Series 2017-2, Class AA, 3.35%, 10/15/2029	750,081	754,884
Avianca Holdings S.A./Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Colombia), REGS, 8.38%, 05/10/2020(b)	253,000	240,985
Delta Air Lines Pass Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	470,000	482,832
Series 2019-1, Class AA, 3.20%, 04/25/2024	679,000	698,506
Delta Air Lines, Inc. , 3.80%, 04/19/2023	283,000	289,366
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, 4.20%, 11/15/2027	1,168,866	1,167,837
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class B, 7.50%, 11/10/2023(b)	509,931	526,224
United Airlines Pass Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	440,512	449,938
Principal Amount		Value
Airlines–(continued)
Series 2016-1, Class B, 3.65%, 01/07/2026	$383,113	$382,719
Series 2018-1, Class A, 3.70%, 03/01/2030	671,110	671,489
Series 2018-1, Class AA, 3.50%, 03/01/2030	631,807	644,746
Series 2019-1, Class A, 4.55%, 08/25/2031	336,000	357,416
Series 2019-1, Class AA, 4.15%, 08/25/2031	655,000	694,673
WestJet Airlines Ltd. (Canada), 3.50%, 06/16/2021(b)	623,000	627,647
		9,971,608
Alternative Carriers–0.11%
CenturyLink, Inc.,
Series S, 6.45%, 06/15/2021	48,000	50,040
Series Y, 7.50%, 04/01/2024	46,000	49,220
Level 3 Financing, Inc.,
5.38%, 05/01/2025	97,000	97,364
5.25%, 03/15/2026	55,000	54,983
		251,607
Aluminum–0.09%
Alcoa Nederland Holding B.V. , 6.75%, 09/30/2024(b)	200,000	205,000
Apparel Retail–0.07%
Hot Topic, Inc. , 9.25%, 06/15/2021(b)	50,000	50,325
L Brands, Inc.,
5.63%, 02/15/2022	77,000	79,029
6.88%, 11/01/2035	31,000	27,125
6.75%, 07/01/2036	8,000	6,840
		163,319
Apparel, Accessories & Luxury Goods–0.03%
Hanesbrands, Inc.,
4.63%, 05/15/2024(b)	11,000	10,973
4.88%, 05/15/2026(b)	60,000	59,221
		70,194
Asset Management & Custody Banks–1.80%
Affiliated Managers Group, Inc. , 4.25%, 02/15/2024	1,215,000	1,282,726
Blackstone Holdings Finance Co. LLC , 5.00%, 06/15/2044(b)	1,090,000	1,203,977
Carlyle Holdings II Finance LLC , 5.63%, 03/30/2043(b)	1,425,000	1,520,165
Prime Security Services Borrower LLC/Prime Finance, Inc. , 9.25%, 05/15/2023(b)	29,000	30,432
		4,037,300
Auto Parts & Equipment–0.05%
Dana Financing Luxembourg S.a.r.l. , 5.75%, 04/15/2025(b)	20,000	20,050
Dana, Inc. , 5.50%, 12/15/2024	14,000	14,018

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Auto Parts & Equipment–(continued)
Delphi Technologies PLC , 5.00%, 10/01/2025(b)	$35,000	$29,838
Flexi-Van Leasing, Inc. , 10.00%, 02/15/2023(b)	27,000	24,975
Hertz Corp. (The) , 7.63%, 06/01/2022(b)	15,000	15,244
		104,125
Automobile Manufacturers–2.17%
Ford Motor Credit Co. LLC,
5.09%, 01/07/2021	422,000	433,486
5.58%, 03/18/2024	750,000	781,365
General Motors Financial Co., Inc.,
, 5.10%, 01/17/2024	347,000	362,508
Series B, 6.50% (3 mo. USD LIBOR + 3.44%)(c)(d)	240,000	224,212
Hyundai Capital America , 4.30%, 02/01/2024(b)	2,158,000	2,244,226
J.B. Poindexter & Co., Inc. , 7.13%, 04/15/2026(b)	85,000	87,125
Volkswagen Group of America Finance LLC (Germany),
3.31%, (3 mo. USD LIBOR + 0.77%), 11/13/2020(b)(d)	330,000	331,201
3.48%, (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(d)	403,000	405,492
		4,869,615
Automotive Retail–0.19%
Advance Auto Parts, Inc. , 4.50%, 12/01/2023	300,000	318,417
Lithia Motors, Inc. , 5.25%, 08/01/2025(b)	19,000	19,166
Penske Automotive Group, Inc. , 5.50%, 05/15/2026	81,000	80,494
		418,077
Biotechnology–0.27%
AbbVie, Inc. , 4.88%, 11/14/2048	594,000	598,465
Brewers–0.35%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 02/01/2046	103,000	106,369
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
5.45%, 01/23/2039	151,000	168,982
8.00%, 11/15/2039	361,000	518,951
		794,302
Broadcasting–0.07%
AMC Networks, Inc.,
5.00%, 04/01/2024	39,000	38,944
4.75%, 08/01/2025	10,000	9,813
Gray Television, Inc. , 7.00%, 05/15/2027(b)	26,000	27,605
Nexstar Broadcasting, Inc. , 5.63%, 08/01/2024(b)	42,000	42,420
Tribune Media Co. , 5.88%, 07/15/2022	29,000	29,463
		148,245
Building Products–0.30%
Owens Corning , 4.30%, 07/15/2047	619,000	523,276
Principal Amount		Value
Building Products–(continued)
Standard Industries, Inc.,
6.00%, 10/15/2025(b)	$100,000	$103,623
5.00%, 02/15/2027(b)	39,000	38,171
		665,070
Cable & Satellite–3.11%
Altice Financing S.A. (Luxembourg), 6.63%, 02/15/2023(b)	200,000	203,778
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 09/01/2023	95,000	96,781
5.75%, 02/15/2026(b)	194,000	201,760
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	1,257,000	1,330,972
5.38%, 04/01/2038	275,000	282,167
5.75%, 04/01/2048	345,000	364,392
Comcast Corp.,
3.95%, 10/15/2025	250,000	264,978
6.45%, 03/15/2037	580,000	757,845
4.60%, 10/15/2038	355,000	388,645
4.95%, 10/15/2058	366,000	420,273
CSC Holdings, LLC,
6.75%, 11/15/2021	67,000	71,606
10.88%, 10/15/2025(b)	200,000	227,510
DISH DBS Corp.,
7.88%, 09/01/2019	86,000	87,141
5.88%, 11/15/2024	145,000	130,691
7.75%, 07/01/2026	15,000	13,770
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023	130,000	117,325
8.50%, 10/15/2024(b)	41,000	40,078
NBCUniversal Media LLC , 5.95%, 04/01/2041	1,193,000	1,489,987
Sirius XM Radio, Inc.,
6.00%, 07/15/2024(b)	39,000	40,227
5.38%, 07/15/2026(b)	39,000	39,427
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	200,000	198,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), 5.00%, 01/15/2025(b)	200,000	205,500
		6,972,853
Casinos & Gaming–0.13%
Boyd Gaming Corp.,
6.88%, 05/15/2023	40,000	41,400
6.38%, 04/01/2026	19,000	19,643
6.00%, 08/15/2026	19,000	19,214
MGM Resorts International,
7.75%, 03/15/2022	42,000	46,410
6.00%, 03/15/2023	67,000	70,852
Scientific Games International, Inc. , 10.00%, 12/01/2022	35,000	36,857
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. , 5.50%, 03/01/2025(b)	55,000	54,038
		288,414
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Coal & Consumable Fuels–0.03%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. , 7.50%, 06/15/2025(b)	$78,000	$77,122
Commodity Chemicals–0.02%
Koppers, Inc. , 6.00%, 02/15/2025(b)	35,000	33,053
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), 5.75%, 04/30/2026(b)	23,000	21,793
		54,846
Communications Equipment–0.09%
Commscope Technologies LLC , 6.00%, 06/15/2025(b)	98,000	89,425
Hughes Satellite Systems Corp.,
7.63%, 06/15/2021	50,000	53,173
5.25%, 08/01/2026	49,000	48,952
		191,550
Construction & Engineering–0.01%
AECOM , 5.13%, 03/15/2027	22,000	21,711
William Lyon Homes, Inc. , 6.00%, 09/01/2023	11,000	10,945
		32,656
Construction Machinery & Heavy Trucks–0.04%
Meritor, Inc. , 6.25%, 02/15/2024	35,000	36,094
Terex Corp. , 5.63%, 02/01/2025(b)	52,000	50,960
		87,054
Construction Materials–0.17%
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(b)	384,000	389,046
Consumer Finance–1.86%
Ally Financial, Inc.,
8.00%, 03/15/2020	31,000	32,124
4.13%, 03/30/2020	950,000	954,750
5.13%, 09/30/2024	34,000	35,658
4.63%, 03/30/2025	223,000	228,854
Capital One Financial Corp. , 3.75%, 03/09/2027	1,210,000	1,210,568
Credit Acceptance Corp. , 6.63%, 03/15/2026(b)	280,000	291,200
Navient Corp.,
8.00%, 03/25/2020	52,000	53,625
7.25%, 01/25/2022	23,000	24,337
7.25%, 09/25/2023	176,000	185,407
Synchrony Financial , 4.50%, 07/23/2025	1,135,000	1,162,486
		4,179,009
Copper–0.11%
Freeport-McMoRan, Inc. , 5.40%, 11/14/2034	187,000	167,365
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	75,000	71,812
		239,177
Data Processing & Outsourced Services–0.82%
Fidelity National Information Services, Inc. , 4.50%, 08/15/2046	483,000	495,212
Principal Amount		Value
Data Processing & Outsourced Services–(continued)
First Data Corp.,
5.00%, 01/15/2024(b)	$29,000	$29,634
5.75%, 01/15/2024(b)	117,000	120,159
Fiserv, Inc. , 4.20%, 10/01/2028	335,000	354,347
Mastercard, Inc.,
2.95%, 06/01/2029	450,000	454,946
3.65%, 06/01/2049	375,000	381,546
		1,835,844
Department Stores–0.42%
Macy’s Retail Holdings, Inc. , 4.38%, 09/01/2023	915,000	935,903
Diversified Banks–12.48%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	1,080,000	1,087,646
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.13%, 07/28/2021(b)	815,000	805,532
Australia & New Zealand Banking Group Ltd. (Australia), 6.75% (5 yr. USD ICE Swap Rate + 5.17%)(b)(c)(d)	1,355,000	1,456,117
Bank of America Corp.,
3.86%, (3 mo. USD LIBOR + 0.94%), 07/23/2024(d)	1,273,000	1,320,562
7.75%, 05/14/2038	765,000	1,084,561
Series AA, 6.10% (3 mo. USD LIBOR + 3.90%)(c)(d)	1,495,000	1,602,976
Series DD, 6.30% (3 mo. USD LIBOR + 4.55%)(c)(d)	440,000	482,185
Series FF, 5.88% (3 mo. USD LIBOR + 2.93%)(c)(d)	250,000	258,354
Series Z, 6.50% (3 mo. USD LIBOR + 4.17%)(c)(d)	1,130,000	1,229,598
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	540,000	574,753
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	200,000	199,458
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(b)	535,000	551,157
BNP Paribas S.A. (France), 4.38% (5 yr. U.S. Swap Rate + 1.48%), 03/01/2033(b)(d)	708,000	705,622
Citigroup, Inc.,
2.88%, (3 mo. USD LIBOR + 0.95%), 07/24/2023(d)	245,000	244,814
5.50%, 09/13/2025	1,220,000	1,355,950
4.65%, 07/23/2048	273,000	302,397
Series N, 5.80% (3 mo. USD LIBOR + 4.09%)(c)(d)	750,000	756,563
Series Q, 5.95% (3 mo. USD LIBOR + 4.10%)(c)(d)	350,000	354,905
Series T, 6.25% (3 mo. USD LIBOR + 4.52%)(c)(d)	450,000	481,354
Cooperatieve Rabobank U.A. (Netherlands), 11.00% (3 mo. USD LIBOR + 10.87%)(b)(c)(d)	210,000	211,838
Discover Bank , 4.68% (5 yr. U.S. Swap Rate + 1.73%), 08/09/2028(d)	280,000	285,513
Global Bank Corp. (Panama),
4.50%, 10/20/2021(b)	772,000	785,510
5.25%, (3 mo. USD LIBOR + 3.30%), 04/16/2029(b)(d)	421,000	427,841
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
HSBC Holdings PLC (United Kingdom),
6.00%, (5 yr. USD ICE Swap Rate + 3.75%)(c)(d)	$845,000	$833,986
4.00%, 03/30/2022	500,000	518,336
3.52%, (3 mo. USD LIBOR + 1.00%), 05/18/2024(d)	363,000	362,323
JPMorgan Chase & Co.,
2.30%, 08/15/2021	910,000	904,629
3.48%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(d)	795,000	796,066
3.63%, 12/01/2027	515,000	520,265
Series I, 6.05% (3 mo. USD LIBOR + 3.47%)(c)(d)	337,000	337,501
Series V, 5.00% (3 mo. USD LIBOR + 3.32%)(c)(d)	535,000	533,663
Series W, 3.52% (3 mo. USD LIBOR + 1.00%), 05/15/2047(d)	790,000	621,505
Nordea Bank Abp (Finland), 5.50% (5 yr. USD ICE Swap Rate + 3.56%)(b)(c)(d)	775,000	774,031
Royal Bank of Scotland Group PLC (The) (United Kingdom),
3.50%, (3 mo. USD LIBOR + 1.48%), 05/15/2023(d)	894,000	891,353
7.50%, (5 yr. U.S. Swap Rate + 5.80%), 12/31/2099(c)(d)	200,000	204,187
Societe Generale S.A. (France),
7.38%, (5 yr. U.S. Swap Rate + 6.24%)(b)(c)(d)	295,000	303,295
7.38%, (5 yr. U.S. Swap Rate + 4.30%)(b)(c)(d)	505,000	506,586
Standard Chartered PLC (United Kingdom),
7.75%, (5 yr. U.S. Swap Rate + 5.72%)(b)(c)(d)	255,000	265,363
3.74%, (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(d)	200,000	200,007
4.30%, 02/19/2027(b)	300,000	303,167
Wells Fargo & Co.,
5.38%, 11/02/2043	1,840,000	2,140,990
4.75%, 12/07/2046	375,000	404,937
		27,987,396
Diversified Capital Markets–1.05%
Credit Suisse AG (Switzerland), 3.00%, 10/29/2021	519,000	522,891
Credit Suisse Group AG (Switzerland), 7.50% (5 yr. U.S. Swap Rate + 4.60%)(b)(c)(d)	285,000	296,226
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), 3.75%, 03/26/2025	515,000	524,776
Macquarie Bank Ltd. (Australia), 6.13% (5 yr. U.S. Swap Rate + 3.70%)(b)(c)(d)	530,000	501,322
Macquarie Group Ltd. (Australia), 7.63%, 08/13/2019(b)	498,000	502,561
		2,347,776
Diversified Chemicals–0.73%
Chemours Co. (The),
6.63%, 05/15/2023	19,000	19,000
7.00%, 05/15/2025	16,000	16,040
Dow Chemical Co. (The),
3.15%, 05/15/2024(b)	256,000	257,484
3.63%, 05/15/2026(b)	259,000	261,863
4.80%, 05/15/2049(b)	261,000	263,650
Principal Amount		Value
Diversified Chemicals–(continued)
OCP S.A. (Morocco), 4.50%, 10/22/2025(b)	$519,000	$527,792
Sasol Financing USA LLC (South Africa), 5.88%, 03/27/2024	251,000	265,881
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc. , 5.38%, 09/01/2025(b)	22,000	20,515
		1,632,225
Diversified Metals & Mining–0.26%
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	531,000	578,388
Diversified REITs–0.65%
CyrusOne L.P./CyrusOne Finance Corp.,
5.00%, 03/15/2024	25,000	25,243
5.38%, 03/15/2027	28,000	28,945
STORE Capital Corp. , 4.63%, 03/15/2029	290,000	303,966
Trust F/1401 (Mexico),
5.25%, 12/15/2024(b)	283,000	298,211
5.25%, 01/30/2026(b)	764,000	793,605
		1,449,970
Drug Retail–1.08%
CVS Pass Through Trust,
6.04%, 12/10/2028	890,163	985,791
5.77%, 01/10/2033(b)	1,279,827	1,428,170
		2,413,961
Electric Utilities–1.68%
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	400,000	406,508
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	1,755,000	1,920,215
FirstEnergy Corp. , Series C, 4.85%, 07/15/2047	326,000	356,993
Georgia Power Co. , 2.85%, 05/15/2022	300,000	302,372
Southern Co. (The) , Series B, 5.50% (3 mo. USD LIBOR + 3.63%), 03/15/2057(d)	761,000	772,498
		3,758,586
Electrical Components & Equipment–0.03%
EnerSys , 5.00%, 04/30/2023(b)	75,000	76,125
Electronic Equipment & Instruments–0.02%
Itron, Inc. , 5.00%, 01/15/2026(b)	37,000	36,954
Environmental & Facilities Services–0.09%
Core & Main L.P. , 6.13%, 08/15/2025(b)	67,000	66,498
GFL Environmental, Inc. (Canada), 7.00%, 06/01/2026(b)	93,000	89,717
Waste Pro USA, Inc. , 5.50%, 02/15/2026(b)	35,000	34,650
		190,865
Financial Exchanges & Data–1.50%
Moody’s Corp.,
5.50%, 09/01/2020	1,080,000	1,118,520
4.88%, 02/15/2024	1,575,000	1,710,223
5.25%, 07/15/2044	425,000	501,103
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Financial Exchanges & Data–(continued)
MSCI, Inc. , 5.25%, 11/15/2024(b)	$27,000	$27,810
		3,357,656
Food Distributors–0.04%
US Foods, Inc. , 5.88%, 06/15/2024(b)	79,000	80,481
Food Retail–0.03%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC , 6.63%, 06/15/2024	57,000	57,855
Gas Utilities–0.11%
AmeriGas Partners, L.P./AmeriGas Finance Corp.,
5.63%, 05/20/2024	77,000	80,080
5.88%, 08/20/2026	46,000	47,782
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.50%, 05/01/2021	48,000	42,600
6.75%, 06/15/2023	12,000	10,410
Suburban Propane Partners, L.P./Suburban Energy Finance Corp. , 5.50%, 06/01/2024	71,000	69,935
		250,807
General Merchandise Stores–0.21%
Dollar Tree, Inc. , 4.20%, 05/15/2028	465,000	470,311
Health Care Equipment–0.02%
Hill-Rom Holdings, Inc. , 5.00%, 02/15/2025(b)	48,000	48,480
Health Care Facilities–0.70%
Acadia Healthcare Co., Inc. , 6.50%, 03/01/2024	27,000	27,608
HCA Healthcare, Inc. , 6.25%, 02/15/2021	99,000	103,455
HCA, Inc.,
5.00%, 03/15/2024	800,000	854,878
5.38%, 02/01/2025	39,000	40,861
5.25%, 04/15/2025	30,000	32,340
5.88%, 02/15/2026	71,000	75,438
5.38%, 09/01/2026	18,000	18,722
5.50%, 06/15/2047	344,000	362,610
Tenet Healthcare Corp. , 6.75%, 06/15/2023	62,000	61,995
		1,577,907
Health Care REITs–1.41%
HCP, Inc.,
4.00%, 12/01/2022	994,000	1,032,984
4.25%, 11/15/2023	525,000	552,596
MPT Operating Partnership L.P./MPT Finance Corp. , 5.00%, 10/15/2027	111,000	109,751
Physicians Realty L.P. , 4.30%, 03/15/2027	310,000	313,932
Senior Housing Properties Trust , 6.75%, 12/15/2021	1,090,000	1,152,960
		3,162,223
Health Care Services–2.22%
AMN Healthcare, Inc. , 5.13%, 10/01/2024(b)	31,000	30,845
Principal Amount		Value
Health Care Services–(continued)
Cigna Corp.,
3.49%, (3 mo. USD LIBOR + 0.89%), 07/15/2023(b)(d)	$742,000	$739,633
3.75%, 07/15/2023(b)	859,000	881,991
4.38%, 10/15/2028(b)	44,000	46,224
4.80%, 08/15/2038(b)	820,000	840,551
DaVita, Inc. , 5.00%, 05/01/2025	53,000	50,284
Eagle Holding Co. II, LLC , 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(e)	37,000	37,139
Express Scripts Holding Co. , 3.00%, 07/15/2023	2,050,000	2,057,391
Heartland Dental, LLC , 8.50%, 05/01/2026(b)	60,000	56,775
MEDNAX, Inc.,
5.25%, 12/01/2023(b)	35,000	35,000
6.25%, 01/15/2027(b)	75,000	75,375
MPH Acquisition Holdings LLC , 7.13%, 06/01/2024(b)	45,000	44,887
Surgery Center Holdings, Inc.,
6.75%, 07/01/2025(b)	18,000	16,425
10.00%, 04/15/2027(b)	30,000	30,525
Team Health Holdings, Inc. , 6.38%, 02/01/2025(b)	35,000	29,028
		4,972,073
Home Improvement Retail–1.17%
Hillman Group, Inc. (The) , 6.38%, 07/15/2022(b)	71,000	64,965
Lowe’s Cos., Inc.,
3.65%, 04/05/2029	1,465,000	1,485,572
4.55%, 04/05/2049	1,060,000	1,082,185
		2,632,722
Homebuilding–0.81%
Beazer Homes USA, Inc.,
8.75%, 03/15/2022	44,000	45,722
6.75%, 03/15/2025	48,000	44,820
5.88%, 10/15/2027	6,000	4,937
KB Home , 8.00%, 03/15/2020	22,000	22,715
Lennar Corp.,
8.38%, 01/15/2021	6,000	6,465
5.38%, 10/01/2022	56,000	58,730
4.75%, 11/15/2022	31,000	32,046
5.25%, 06/01/2026	75,000	77,625
MDC Holdings, Inc. , 6.00%, 01/15/2043	1,643,000	1,449,948
Meritage Homes Corp. , 7.15%, 04/15/2020	20,000	20,575
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. , 5.88%, 04/15/2023(b)	45,000	46,238
		1,809,821
Hotel & Resort REITs–0.05%
Hospitality Properties Trust , 4.95%, 02/15/2027	105,000	107,167
Hotels, Resorts & Cruise Lines–0.27%
Royal Caribbean Cruises Ltd. , 3.70%, 03/15/2028	623,000	614,249
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Household Products–0.44%
Controladora Mabe S.A. de C.V. (Mexico), 5.60%, 10/23/2028(b)	$780,000	$810,225
Reynolds Group Issuer, Inc./LLC,
5.75%, 10/15/2020	46,517	46,647
5.13%, 07/15/2023(b)	17,000	17,025
7.00%, 07/15/2024(b)	76,000	76,950
Spectrum Brands, Inc. , 5.75%, 07/15/2025	31,000	31,619
		982,466
Hypermarkets & Super Centers–0.15%
Walmart, Inc. , 2.85%, 07/08/2024	339,000	344,365
Independent Power Producers & Energy Traders–0.11%
AES Corp. (The) , 5.50%, 04/15/2025	98,000	101,450
Calpine Corp.,
5.38%, 01/15/2023	19,000	18,949
5.50%, 02/01/2024	11,000	10,698
NRG Energy, Inc.,
6.63%, 01/15/2027	13,000	13,877
5.25%, 06/15/2029(b)	100,000	102,892
		247,866
Industrial Conglomerates–0.97%
GE Capital International Funding Co. Unlimited Co. , 4.42%, 11/15/2035	854,000	813,371
General Electric Co. , 5.55%, 01/05/2026	1,232,000	1,362,433
		2,175,804
Industrial Machinery–0.07%
Cleaver-Brooks, Inc. , 7.88%, 03/01/2023(b)	72,000	69,300
EnPro Industries, Inc. , 5.75%, 10/15/2026	29,000	29,217
Mueller Industries, Inc. , 6.00%, 03/01/2027	50,000	49,500
		148,017
Integrated Oil & Gas–1.88%
Petrobras Global Finance B.V. (Brazil),
5.75%, 02/01/2029	166,000	167,758
6.90%, 03/19/2049	236,000	236,236
Petroleos Mexicanos (Mexico), 5.38%, 03/13/2022	558,000	576,687
Saudi Arabian Oil Co. (Saudi Arabia),
2.88%, 04/16/2024(b)	1,471,000	1,463,052
3.50%, 04/16/2029(b)	708,000	707,536
4.25%, 04/16/2039(b)	730,000	730,279
4.38%, 04/16/2049(b)	346,000	343,924
		4,225,472
Integrated Telecommunication Services–3.08%
Altice France S.A. (France), 6.25%, 05/15/2024(b)	200,000	203,500
AT&T, Inc.,
3.78%, (3 mo. USD LIBOR + 1.18%), 06/12/2024(d)	393,000	395,089
5.25%, 03/01/2037	475,000	510,774
5.15%, 03/15/2042	1,070,000	1,135,699
4.75%, 05/15/2046	606,000	604,933
5.15%, 02/15/2050	1,281,000	1,343,732
5.70%, 03/01/2057	490,000	551,154
Principal Amount		Value
Integrated Telecommunication Services–(continued)
Cincinnati Bell, Inc.,
7.00%, 07/15/2024(b)	$32,000	$27,600
8.00%, 10/15/2025(b)	7,000	6,038
Frontier Communications Corp.,
10.50%, 09/15/2022	63,000	45,913
8.00%, 04/01/2027(b)	74,000	76,960
Telecom Italia Capital S.A. (Italy), 7.20%, 07/18/2036	100,000	102,000
Telefonica Emisiones, S.A.U. (Spain), 7.05%, 06/20/2036	1,165,000	1,448,761
Verizon Communications, Inc. , 4.81%, 03/15/2039	413,000	451,599
		6,903,752
Interactive Media & Services–1.06%
Match Group, Inc. , 5.63%, 02/15/2029(b)	766,000	793,209
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(b)	298,000	297,529
3.60%, 01/19/2028(b)	620,000	613,740
3.98%, 04/11/2029(b)	225,000	227,316
3.93%, 01/19/2038(b)	448,000	439,227
		2,371,021
Internet & Direct Marketing Retail–1.01%
Alibaba Group Holding Ltd. (China),
4.20%, 12/06/2047	295,000	296,005
4.40%, 12/06/2057	290,000	298,772
QVC, Inc. , 5.45%, 08/15/2034	1,692,000	1,674,139
		2,268,916
Investment Banking & Brokerage–2.07%
Cantor Fitzgerald, L.P. , 6.50%, 06/17/2022(b)	564,000	604,570
Charles Schwab Corp. (The) , Series E, 4.63% (3 mo. USD LIBOR + 3.32%)(c)(d)	862,000	862,470
Goldman Sachs Group, Inc. (The),
5.25%, 07/27/2021	565,000	594,305
6.75%, 10/01/2037	310,000	390,878
4.80%, 07/08/2044	1,060,000	1,166,514
Series P, 5.00% (3 mo. USD LIBOR + 2.87%)(c)(d)	495,000	466,530
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. , 4.15%, 01/23/2030	552,000	512,934
Raymond James Financial, Inc. , 4.95%, 07/15/2046	38,000	41,833
		4,640,034
IT Consulting & Other Services–0.31%
DXC Technology Co. , 4.45%, 09/18/2022	340,000	356,845
International Business Machines Corp. , 4.25%, 05/15/2049	320,000	329,054
		685,899
Leisure Facilities–0.04%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. , 5.38%, 06/01/2024	44,000	45,210
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Leisure Facilities–(continued)
Six Flags Entertainment Corp. , 4.88%, 07/31/2024(b)	$55,000	$54,461
		99,671
Life & Health Insurance–3.25%
Athene Holding Ltd. , 4.13%, 01/12/2028	970,000	952,522
Brighthouse Financial, Inc. , 4.70%, 06/22/2047	964,000	772,455
Dai-ichi Life Insurance Co., Ltd. (The) (Japan), 4.00% (3 mo. USD LIBOR + 3.66%)(b)(c)(d)	545,000	542,752
Global Atlantic Financial Group Ltd. , 8.63%, 04/15/2021(b)	950,000	1,028,925
MetLife, Inc.,
, 4.13%, 08/13/2042	390,000	405,009
Series C, 5.25% (3 mo. USD LIBOR + 3.58%)(c)(d)	910,000	918,158
Nationwide Financial Services, Inc. , 5.38%, 03/25/2021(b)	1,645,000	1,714,993
Pacific Life Insurance Co. , 4.30% (3 mo. USD LIBOR + 2.80%), 10/24/2067(b)(d)	430,000	403,691
Prudential Financial, Inc. , 3.91%, 12/07/2047	549,000	544,508
		7,283,013
Managed Health Care–0.51%
Centene Corp. , 5.38%, 06/01/2026(b)	82,000	85,255
Cigna Holding Corp. , 4.50%, 03/15/2021	435,000	446,474
Molina Healthcare, Inc. , 4.88%, 06/15/2025(b)	25,000	24,875
UnitedHealth Group, Inc. , 3.75%, 07/15/2025	483,000	507,846
WellCare Health Plans, Inc.,
5.25%, 04/01/2025	60,000	61,032
5.38%, 08/15/2026(b)	24,000	24,653
		1,150,135
Marine Ports & Services–0.29%
Adani Abbot Point Terminal Pty Ltd. (Australia), 4.45%, 12/15/2022(b)	685,000	642,812
Metal & Glass Containers–0.07%
Ball Corp. , 5.25%, 07/01/2025	67,000	70,685
Berry Global, Inc.,
5.50%, 05/15/2022	30,000	30,338
6.00%, 10/15/2022	20,000	20,400
Flex Acquisition Co., Inc. , 7.88%, 07/15/2026(b)	39,000	35,197
OI European Group B.V. , 4.00%, 03/15/2023(b)	11,000	10,835
		167,455
Movies & Entertainment–0.63%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	44,000	40,150
6.13%, 05/15/2027	17,000	14,981
Netflix, Inc.,
5.75%, 03/01/2024	40,000	42,550
5.88%, 11/15/2028	146,000	153,665
5.38%, 11/15/2029(b)	238,000	242,165
Principal Amount		Value
Movies & Entertainment–(continued)
Warner Media, LLC , 5.35%, 12/15/2043	$850,000	$918,333
		1,411,844
Multi-line Insurance–1.48%
Acrisure LLC/Acrisure Finance, Inc. , 8.13%, 02/15/2024(b)	13,000	13,382
American International Group, Inc. , 4.50%, 07/16/2044	1,485,000	1,500,498
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	415,000	431,419
Nationwide Mutual Insurance Co. , 4.95%, 04/22/2044(b)	830,000	893,240
XLIT Ltd. (Bermuda), 5.50%, 03/31/2045	415,000	483,680
		3,322,219
Multi-Utilities–0.49%
CenterPoint Energy, Inc. , Series A, Pfd., 6.13% (3 mo. USD LIBOR + 3.27%)(c)(d)	1,065,000	1,098,058
Office REITs–0.45%
Alexandria Real Estate Equities, Inc. , 3.95%, 01/15/2027	550,000	569,097
Office Properties Income Trust , 4.50%, 02/01/2025	447,000	436,792
		1,005,889
Office Services & Supplies–0.55%
Pitney Bowes, Inc.,
3.88%, 10/01/2021	805,000	778,113
4.95%, 04/01/2023	496,000	462,520
		1,240,633
Oil & Gas Drilling–0.11%
Diamond Offshore Drilling, Inc. , 4.88%, 11/01/2043	19,000	11,305
Ensco Rowan PLC,
4.50%, 10/01/2024	2,000	1,390
7.75%, 02/01/2026	73,000	54,567
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	38,000	36,432
Noble Holding International Ltd. , 7.75%, 01/15/2024	48,000	37,800
Precision Drilling Corp. (Canada),
6.50%, 12/15/2021	5,667	5,709
7.75%, 12/15/2023	7,000	7,123
5.25%, 11/15/2024	43,000	38,485
Transocean, Inc. , 7.50%, 04/15/2031	54,000	44,820
		237,631
Oil & Gas Equipment & Services–0.26%
Archrock Partners, L.P./Archrock Partners Finance Corp. , 6.00%, 10/01/2022	20,000	20,100
Baker Hughes, a GE Co., LLC/Baker Hughes Co-Obligor, Inc. , 3.34%, 12/15/2027	510,000	500,822
Calfrac Holdings L.P. (Canada), 8.50%, 06/15/2026(b)	33,000	24,090
SESI, L.L.C. , 7.13%, 12/15/2021	39,000	29,250
		574,262
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Oil & Gas Exploration & Production–1.08%
Antero Resources Corp. , 5.63%, 06/01/2023	$61,000	$60,543
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. , 10.00%, 04/01/2022(b)	48,000	51,175
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp. , 6.88%, 02/01/2025	74,000	72,612
California Resources Corp. , 8.00%, 12/15/2022(b)	45,000	31,613
Callon Petroleum Co. , 6.13%, 10/01/2024	42,000	41,685
Centennial Resource Production, LLC , 6.88%, 04/01/2027(b)	76,000	75,635
Concho Resources, Inc. , 4.38%, 01/15/2025	60,000	62,198
Continental Resources, Inc. , 5.00%, 09/15/2022	1,280,000	1,291,059
Denbury Resources, Inc. , 5.50%, 05/01/2022	26,000	17,875
EP Energy LLC/Everest Acquisition Finance, Inc. , 8.00%, 11/29/2024(b)	32,000	20,160
Gulfport Energy Corp. , 6.00%, 10/15/2024	38,000	31,540
Jagged Peak Energy LLC , 5.88%, 05/01/2026	61,000	59,856
Murphy Oil USA, Inc. , 5.63%, 05/01/2027	35,000	36,050
Newfield Exploration Co. , 5.63%, 07/01/2024	52,000	57,108
Oasis Petroleum, Inc. , 6.88%, 01/15/2023	71,000	68,337
Parsley Energy, LLC/Parsley Finance Corp.,
6.25%, 06/01/2024(b)	34,000	34,765
5.63%, 10/15/2027(b)	25,000	24,875
QEP Resources, Inc.,
6.88%, 03/01/2021	46,000	46,920
5.25%, 05/01/2023	18,000	16,963
5.63%, 03/01/2026	17,000	15,428
Range Resources Corp.,
5.88%, 07/01/2022	34,000	33,490
4.88%, 05/15/2025	39,000	34,125
SM Energy Co.,
6.13%, 11/15/2022	48,000	46,680
6.63%, 01/15/2027	8,000	7,080
Southwestern Energy Co.,
7.50%, 04/01/2026	31,000	29,915
7.75%, 10/01/2027	68,000	65,280
Whiting Petroleum Corp. , 6.63%, 01/15/2026	40,000	36,750
WPX Energy, Inc. , 5.25%, 09/15/2024	46,000	45,425
		2,415,142
Oil & Gas Refining & Marketing–0.04%
Parkland Fuel Corp. (Canada), 6.00%, 04/01/2026(b)	34,000	34,595
Sunoco L.P. /Sunoco Finance Corp. , 4.88%, 01/15/2023	53,000	53,542
		88,137
Principal Amount		Value
Oil & Gas Storage & Transportation–3.42%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. , 6.38%, 05/01/2024	$102,000	$107,105
Antero Midstream Partners L.P./Antero Midstream Finance Corp. , 5.38%, 09/15/2024	66,000	65,475
Buckeye Partners, L.P.,
4.35%, 10/15/2024	1,221,000	1,200,063
5.60%, 10/15/2044	532,000	469,404
Energy Transfer Operating, L.P. , 5.88%, 01/15/2024	85,000	92,933
Energy Transfer Partners, L.P. , Series A, 6.25% (3 mo. USD LIBOR + 4.03%)(c)(d)	27,000	24,886
Enterprise Products Operating LLC,
, 4.80%, 02/01/2049	312,000	331,893
Series D, 6.88%, 03/01/2033	100,000	128,079
4.88%, (3 mo. USD LIBOR + 2.99%), 08/16/2077(d)	603,000	545,995
Holly Energy Partners L.P./Holly Energy Finance Corp. , 6.00%, 08/01/2024(b)	19,000	19,713
Kinder Morgan, Inc. , 7.80%, 08/01/2031	261,000	340,718
MPLX L.P.,
4.80%, 02/15/2029	333,000	353,802
4.70%, 04/15/2048	379,000	359,803
5.50%, 02/15/2049	521,000	551,623
Plains All American Pipeline, L.P. , Series B, 6.13% (3 mo. USD LIBOR + 4.11%)(c)(d)	1,428,000	1,326,919
Sabine Pass Liquefaction, LLC , 5.63%, 03/01/2025	66,000	72,316
SemGroup Corp. , 6.38%, 03/15/2025	39,000	37,635
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 05/01/2023	54,000	54,321
5.13%, 02/01/2025	37,000	37,278
5.88%, 04/15/2026	62,000	64,248
Western Gas Partners, L.P. , 5.30%, 03/01/2048	195,000	181,980
Williams Cos., Inc. (The),
4.13%, 11/15/2020	447,000	454,582
7.88%, 09/01/2021	24,000	26,587
3.60%, 03/15/2022	729,000	741,740
4.55%, 06/24/2024	67,000	71,129
		7,660,227
Other Diversified Financial Services–0.66%
Carlyle Finance LLC , 5.65%, 09/15/2048(b)	902,000	975,102
Experian Finance PLC (United Kingdom), 4.25%, 02/01/2029(b)	310,000	328,620
ILFC E-Capital Trust II , 4.85% (3 mo. USD LIBOR + 1.80%), 12/21/2065(b)(d)	100,000	75,500
LPL Holdings, Inc. , 5.75%, 09/15/2025(b)	37,000	37,185
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. , 6.75%, 06/01/2025(b)	59,000	59,738
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Other Diversified Financial Services–(continued)
VFH Parent LLC/Orchestra Co-Issuer, Inc. , 6.75%, 06/15/2022(b)	$14,000	$14,460
		1,490,605
Packaged Foods & Meats–0.58%
B&G Foods, Inc. , 5.25%, 04/01/2025	27,000	26,207
Conagra Brands, Inc. , 5.30%, 11/01/2038	639,000	675,279
JBS USA Lux S.A./JBS USA Finance, Inc. , 5.75%, 06/15/2025(b)	48,000	49,260
Lamb Weston Holdings, Inc. , 4.63%, 11/01/2024(b)	32,000	32,000
Mars, Inc. , 2.70%, 04/01/2025(b)	484,000	487,074
TreeHouse Foods, Inc. , 6.00%, 02/15/2024(b)	35,000	35,762
		1,305,582
Paper Products–0.36%
Mercer International, Inc. (Canada),
7.75%, 12/01/2022	3,000	3,116
6.50%, 02/01/2024	72,000	73,800
5.50%, 01/15/2026	14,000	13,857
Schweitzer-Mauduit International, Inc. , 6.88%, 10/01/2026(b)	62,000	62,930
Suzano Austria GmbH (Brazil),
6.00%, 01/15/2029(b)	342,000	365,512
7.00%, 03/16/2047(b)	260,000	283,010
		802,225
Pharmaceuticals–4.01%
Bausch Health Cos., Inc.,
5.88%, 05/15/2023(b)	7,000	7,042
6.13%, 04/15/2025(b)	31,000	30,395
5.50%, 11/01/2025(b)	27,000	27,202
9.00%, 12/15/2025(b)	39,000	42,120
Bayer US Finance II LLC (Germany),
3.23%, (3 mo. USD LIBOR + 0.63%), 06/25/2021(b)(d)	369,000	366,052
3.62%, (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(d)	815,000	800,194
Bristol-Myers Squibb Co.,
2.90%, 07/26/2024(b)	1,181,000	1,197,295
3.20%, 06/15/2026(b)	438,000	449,521
3.40%, 07/26/2029(b)	994,000	1,022,854
4.13%, 06/15/2039(b)	356,000	371,525
4.25%, 10/26/2049(b)	1,182,000	1,252,974
GlaxoSmithKline Capital PLC (United Kingdom), 2.88%, 06/01/2022	590,000	596,767
HLF Financing S.a.r.l. LLC/Herbalife International, Inc. , 7.25%, 08/15/2026(b)	34,000	33,702
Pfizer, Inc.,
2.95%, 03/15/2024	989,000	1,012,386
3.90%, 03/15/2039	1,651,000	1,738,966
Teva Pharmaceutical Finance IV, B.V. (Israel), 3.65%, 11/10/2021	39,000	36,611
		8,985,606
Property & Casualty Insurance–0.40%
Allstate Corp. (The) , 4.20%, 12/15/2046	275,000	295,351
Principal Amount		Value
Property & Casualty Insurance–(continued)
W.R. Berkley Corp. , 7.38%, 09/15/2019	$600,000	$607,739
		903,090
Publishing–0.04%
Meredith Corp. , 6.88%, 02/01/2026	87,000	90,036
Railroads–0.25%
CSX Corp. , 4.65%, 03/01/2068	473,000	476,533
Kenan Advantage Group, Inc. (The) , 7.88%, 07/31/2023(b)	81,000	76,950
		553,483
Regional Banks–0.81%
CIT Group, Inc.,
5.00%, 08/15/2022	33,000	34,304
5.00%, 08/01/2023	48,000	50,200
Fifth Third Bancorp , 4.30%, 01/16/2024	660,000	700,161
First Niagara Financial Group, Inc. , 7.25%, 12/15/2021	340,000	376,636
M&T Bank Corp. , Series F, 5.13% (3 mo. USD LIBOR + 3.52%)(c)(d)	279,000	287,122
Synovus Financial Corp. , 3.13%, 11/01/2022	370,000	368,465
		1,816,888
Residential REITs–0.43%
Essex Portfolio L.P. , 3.63%, 08/15/2022	940,000	963,057
Restaurants–0.81%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	77,000	75,653
Aramark Services, Inc. , 5.00%, 04/01/2025(b)	35,000	34,913
Darden Restaurants, Inc. , 4.55%, 02/15/2048	173,000	172,113
Starbucks Corp.,
3.55%, 08/15/2029	641,000	651,978
4.45%, 08/15/2049	858,000	888,474
		1,823,131
Retail REITs–0.15%
Regency Centers, L.P. , 4.13%, 03/15/2028	328,000	345,972
Security & Alarm Services–0.01%
Brink’s Co. (The) , 4.63%, 10/15/2027(b)	31,000	30,070
Semiconductor Equipment–0.19%
Lam Research Corp.,
4.00%, 03/15/2029	185,000	192,706
4.88%, 03/15/2049	220,000	238,588
		431,294
Semiconductors–2.24%
Analog Devices, Inc. , 3.13%, 12/05/2023	445,000	450,588
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Semiconductors–(continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.00%, 01/15/2022	$1,045,000	$1,039,647
3.88%, 01/15/2027	1,086,000	1,033,766
3.50%, 01/15/2028	1,025,000	938,442
Micron Technology, Inc.,
5.50%, 02/01/2025	50,000	51,495
4.98%, 02/06/2026	300,000	305,803
5.33%, 02/06/2029	175,000	176,545
NXP B.V./NXP Funding LLC (Netherlands),
3.88%, 09/01/2022(b)	806,000	820,911
4.63%, 06/01/2023(b)	200,000	208,460
		5,025,657
Soft Drinks–0.11%
Keurig Dr Pepper, Inc. , 4.99%, 05/25/2038(b)	237,000	252,440
Sovereign Debt–0.94%
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	203,350
Oman Government International Bond (Oman), 4.13%, 01/17/2023(b)	310,000	296,535
Qatar Government International Bond (Qatar),
3.38%, 03/14/2024(b)	675,000	691,386
4.00%, 03/14/2029(b)	866,000	913,229
		2,104,500
Specialized Consumer Services–0.04%
ServiceMaster Co., LLC (The),
5.13%, 11/15/2024(b)	22,000	22,055
7.45%, 08/15/2027	72,000	76,680
		98,735
Specialized REITs–0.18%
Equinix, Inc. , 5.88%, 01/15/2026	90,000	94,508
GLP Capital L.P./GLP Financing II, Inc. , 5.38%, 04/15/2026	39,000	41,328
Iron Mountain US Holdings, Inc. , 5.38%, 06/01/2026(b)	54,000	52,920
Iron Mountain, Inc.,
6.00%, 08/15/2023	30,000	30,750
5.75%, 08/15/2024	15,000	14,918
5.25%, 03/15/2028(b)	20,000	19,000
Rayonier A.M. Products, Inc. , 5.50%, 06/01/2024(b)	65,000	52,781
SBA Communications Corp. , 4.88%, 09/01/2024	95,000	94,439
		400,644
Specialty Chemicals–0.10%
Ashland LLC , 4.75%, 08/15/2022	31,000	32,046
Element Solutions, Inc. , 5.88%, 12/01/2025(b)	36,000	36,675
GCP Applied Technologies, Inc. , 5.50%, 04/15/2026(b)	56,000	56,420
PolyOne Corp. , 5.25%, 03/15/2023	52,000	53,885
PQ Corp. , 6.75%, 11/15/2022(b)	33,000	34,196
		213,222
Principal Amount		Value
Steel–0.10%
ArcelorMittal (Luxembourg), 7.00%, 10/15/2039	$31,000	$35,428
Cleveland-Cliffs, Inc. , 5.75%, 03/01/2025	50,000	48,875
Steel Dynamics, Inc. , 5.13%, 10/01/2021	75,000	75,281
United States Steel Corp. , 6.88%, 08/15/2025	86,000	74,605
		234,189
Technology Distributors–0.23%
Avnet, Inc. , 4.63%, 04/15/2026	485,000	502,258
CDW LLC/CDW Finance Corp. , 5.00%, 09/01/2025	13,000	13,195
		515,453
Technology Hardware, Storage & Peripherals–1.22%
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	120,000	126,428
4.00%, 07/15/2024(b)	465,000	467,935
6.02%, 06/15/2026(b)	906,000	976,366
4.90%, 10/01/2026(b)	270,000	276,573
8.35%, 07/15/2046(b)	732,000	896,007
		2,743,309
Tobacco–1.26%
Altria Group, Inc.,
3.80%, 02/14/2024	638,000	656,045
4.40%, 02/14/2026	980,000	1,021,107
4.80%, 02/14/2029	776,000	811,141
6.20%, 02/14/2059	302,000	335,295
		2,823,588
Trading Companies & Distributors–3.07%
AerCap Global Aviation Trust (Ireland), 6.50% (3 mo. USD LIBOR + 4.30%), 06/15/2045(b)(d)	2,979,000	3,023,685
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.50%, 05/26/2022	264,000	265,653
Air Lease Corp.,
3.88%, 04/01/2021	995,000	1,012,628
3.38%, 06/01/2021	825,000	833,080
3.00%, 09/15/2023	394,000	391,344
Aircastle Ltd.,
7.63%, 04/15/2020	12,000	12,446
5.00%, 04/01/2023	85,000	88,793
BMC East, LLC , 5.50%, 10/01/2024(b)	63,000	63,630
BOC Aviation Ltd. (Singapore), 3.73% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(d)	524,000	524,466
Herc Rentals, Inc. , 7.75%, 06/01/2024(b)	11,000	11,598
United Rentals North America, Inc.,
5.50%, 07/15/2025	33,000	33,825
5.88%, 09/15/2026	79,000	82,061
6.50%, 12/15/2026	59,000	62,687
5.50%, 05/15/2027	16,000	16,180
5.25%, 01/15/2030	458,000	449,985
		6,872,061
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Trucking–2.83%
Aviation Capital Group LLC,
3.25%, (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(d)	$264,000	$263,419
4.13%, 08/01/2025(b)	773,000	791,209
3.50%, 11/01/2027(b)	1,310,000	1,263,969
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. , 5.25%, 03/15/2025(b)	44,000	42,515
Avolon Holdings Funding Ltd. (Ireland), 4.38%, 05/01/2026(b)	180,000	180,626
DAE Funding LLC (United Arab Emirates), 4.00%, 08/01/2020(b)	170,000	170,425
Penske Truck Leasing Co., L.P./PTL Finance Corp.,
4.13%, 08/01/2023(b)	2,005,000	2,092,236
3.90%, 02/01/2024(b)	469,000	485,130
SMBC Aviation Capital Finance DAC (Ireland),
3.00%, 07/15/2022(b)	474,000	475,906
4.13%, 07/15/2023(b)	552,000	574,676
		6,340,111
Wireless Telecommunication Services–2.29%
America Movil, S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	620,000	649,212
Oztel Holdings SPC Ltd. (Oman), 6.63%, 04/24/2028(b)	379,000	368,335
Rogers Communications, Inc. (Canada), 4.35%, 05/01/2049	330,000	343,342
Sprint Communications, Inc. , 7.00%, 03/01/2020(b)	48,000	49,246
Sprint Corp. , 7.63%, 02/15/2025	36,000	38,160
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	922,000	943,898
5.15%, 03/20/2028(b)	1,587,000	1,628,659
Class A-1, 3.36%, 09/20/2021(b)	748,125	748,125
T-Mobile USA, Inc.,
6.38%, 03/01/2025	145,000	150,404
6.50%, 01/15/2026	212,000	224,190
		5,143,571
Total U.S. Dollar Denominated Bonds & Notes (Cost $198,908,354)		204,761,264
U.S. Treasury Securities–3.54%
U.S. Treasury Bills–0.25%
2.27% - 2.45%, 06/27/2019(f)(g)	565,000	564,035
U.S. Treasury Bonds–0.67%
3.00%, 02/15/2049	1,387,600	1,511,020
U.S. Treasury Notes–2.62%
2.13%, 05/15/2022	340,000	342,338
2.25%, 04/30/2024	4,034,300	4,094,972
2.38%, 04/30/2026	139,100	142,276
2.38%, 05/15/2029	1,258,700	1,285,693
		5,865,279
Total U.S. Treasury Securities (Cost $7,763,695)		7,940,334
Shares			Value
Preferred Stocks–2.84%
Diversified Banks–1.18%
Wells Fargo & Co., 0.00% Class A, Series L, $75.00 Pfd.		1,992	$2,639,400
Investment Banking & Brokerage–1.30%
Morgan Stanley, 7.13%, Series E, Pfd.		65,000	1,816,750
Morgan Stanley, 6.88%, Series F, Pfd.		40,000	1,110,400
			2,927,150
Regional Banks–0.36%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.		30,000	800,700
Total Preferred Stocks (Cost $5,923,864)			6,367,250
Principal Amount
Asset-Backed Securities–0.58%
Jimmy Johns Funding LLC, Series 2017-1A, Class A-2-II, 4.85%, 07/30/2047(b)		$613,964	640,289
Wendy’s Funding LLC, Series 2018-1A, Class A-2-II, 3.88%, 03/15/2048(b)		661,625	669,604
Total Asset-Backed Securities (Cost $1,286,621)			1,309,893
Non-U.S. Dollar Denominated Bonds & Notes–0.18%
Movies & Entertainment–0.18%
Netflix, Inc. (United States), 3.88%, 11/15/2029(b)	EUR	350,000	399,800
Shares
Money Market Funds–0.52%
Invesco Government & Agency Portfolio, Institutional Class, 2.30%(h)		404,349	404,349
Invesco Liquid Assets Portfolio, Institutional Class, 2.43%(h)		288,715	288,802
Invesco Treasury Portfolio, Institutional Class, 2.28%(h)		462,113	462,113
Total Money Market Funds (Cost $1,155,264)			1,155,264
TOTAL INVESTMENTS IN SECURITIES–99.00% (Cost $215,428,276)			221,933,805
OTHER ASSETS LESS LIABILITIES–1.00%			2,242,194
NET ASSETS–100.00%			$224,175,999
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Investment Abbreviations:
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REGS	– Regulation S
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $75,282,240, which represented 33.58% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.

Open Over-The-Counter Credit Default Swaptions Written
Description	Type of Contract	Counterparty	Exercise Rate	Buy/Sell Protection	Payment Frequency	Expiration Date	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 32, Version 1	Put	Morgan Stanley & Co. International PLC	1.05%	Sell	Quarterly	06/19/2019	$(11,784)	$(2,709,000)	$(28,576)	$(16,791)
Markit CDX North America High Yield Index, Series 32, Version 1	Put	Morgan Stanley & Co. International PLC	1.05%	Sell	Quarterly	06/19/2019	$(19,691)	$(3,613,000)	(38,111)	(18,421)
Total Credit Default Swaptions Written										$(31,475)	(66,687)	(35,212)

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Bonds	98	September-2019	$12,421,500	$128,611	$128,611
U.S. Treasury Long Bonds	65	September-2019	9,991,719	219,728	219,728
U.S. Treasury Ultra Bonds	7	September-2019	1,230,469	37,444	37,444
U.S. Treasury 2 Year Notes	12	September-2019	2,576,062	10,474	10,474
Subtotal—Long Futures Contracts				396,257	396,257
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	5	September-2019	(586,836)	(3,422)	(3,422)
U.S. Treasury 10 Year Ultra Bonds	37	September-2019	(5,052,234)	(52,697)	(52,697)
Subtotal—Short Futures Contracts				(56,119)	(56,119)
Total Futures Contracts				$340,138	$340,138

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/30/2019	Goldman Sachs & Co.	EUR	350,000	USD	393,673	$(152)

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Bond Fund

B.	Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Put Options Purchased and Written — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the
Invesco Bond Fund

G.	Put Options Purchased and Written — (continued)
owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
H.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$204,761,264	$—	$204,761,264
U.S. Treasury Securities	—	7,940,334	—	7,940,334
Preferred Stocks	6,367,250	—	—	6,367,250
Asset-Backed Securities	—	1,309,893	—	1,309,893
Non-U.S. Dollar Denominated Bonds & Notes	—	399,800	—	399,800
Money Market Funds	1,155,264	—	—	1,155,264
Total Investments in Securities	7,522,514	214,411,291	—	221,933,805
Other Investments - Assets*
Futures Contracts	396,257	—	—	396,257
Other Investments - Liabilities*
Futures Contracts	(56,119)	—	—	(56,119)
Forward Foreign Currency Contracts	—	(152)	—	(152)
Options Written	—	(66,687)	—	(66,687)
	(56,119)	(66,839)	—	(122,958)
Total Other Investments	340,138	(66,839)	—	273,299
Total Investments	$7,862,652	$214,344,452	$—	$222,207,104

*	Futures contracts and forward foreign currency contracts are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Bond Fund